--------------------------------------------------------------------------------
                                                                SPECIALTY EQUITY
--------------------------------------------------------------------------------

AllianceBernstein
Real Estate
Investment Fund

Semi-Annual Report
May 31, 2001

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                           o  Are Not FDIC Insured
                           o  May Lose Value
                           o  Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 11, 2001

Dear Shareholder:

This report contains the investment results, market activity, and outlook for AllianceBernstein Real Estate Investment Fund (the "Fund"), formerly Alliance Real Estate Investment Fund, for the semi-annual reporting period ended May 31, 2001.

Investment Objective and Policies

This open-end fund seeks total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in, or related to, the real estate industry.

Investment Results

The following table provides the performance results for the Fund and its benchmarks, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended May 31, 2001.

INVESTMENT RESULTS*
Periods Ended May 31, 2001

                                                        ------------------------
                                                              Total Returns
                                                        ------------------------
                                                        6 Months       12 Months
--------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment Fund
     Class A                                               7.18%          16.52%
--------------------------------------------------------------------------------
     Class B                                               6.84%          15.76%
--------------------------------------------------------------------------------
     Class C                                               6.84%          15.74%
--------------------------------------------------------------------------------
NAREIT Equity Index                                       12.69%          20.56%
--------------------------------------------------------------------------------

                                                        ------------------------
                                                              Total Returns
                                                        ------------------------
                                                        6 Months       12 Months
--------------------------------------------------------------------------------
S&P 500 Stock Index                                       -3.90%         -10.55%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

   The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index is a market-valued-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Fund.

   Additional investment results appear on pages 6-9.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

Real estate equities, as measured by the NAREIT Equity Index, handily outperformed the overall stock market, which is represented by the S&P 500 Stock Index, over both the six- and 12-month reporting periods. This occurred because the fundamentals of real estate companies held up quite well in the face of a rapidly slowing economy. In addition, real estate equities were priced relatively inexpensively relative to these solid fundamentals.

The Fund, too, performed well relative to the overall stock market during the period under review. However, the Fund's performance lagged that of the NAREIT Equity Index for both the six- and 12-month periods. The bulk of this poor relative performance occurred in two intervals, one near the end of 2000 and the other in March of 2001. During both of these periods, the larger, better-positioned companies with exposure to supply-constrained real estate markets, which we favor, lagged the stock price performance of less well-positioned competitors. In December 2000, the market shied away from companies that owned properties with higher potential and towards those paying higher dividend yields. In March, REIT investors shied away from Northern California given the poor news eminating from the technology sector. In both cases, these price movements impacted the Fund's performance relative to that of the benchmark as the Fund had a higher concentration of its investments in those markets.

Market Overview

Real estate is a commodity business. As with all other commodity businesses, pricing is purely a function of supply and demand. Unlike other commodity businesses, however, real-estate pricing is not globally determined (as compared to that of the price of oil or gold). Space is not easily fungible. Supply and demand are categorized by geography and use. For example, excess office construction in Phoenix doesn't help a frustrated apartment hunter in Manhattan. Consequently, real estate investing requires both a macro- and a micro-economic overview.

From a macro-economic perspective, demand for real estate has largely been tied to the economy, whereas supply growth has been divorced from it. Surging economic growth throughout the decade of the 1990s drove increases in demand in virtually all property types. The slowdown during the past 12 months has curtailed growth in demand, but not significantly chipped away the existing high level of "in-place" demand. There is little in the way of historic precedent linking demand shortfalls and real estate pricing problems.

Supply growth, on the other hand, has always been the bane of the real estate investor. In the 1970s and 1980s, risk-capital flowed freely into development projects, which ultimately undermined the real estate cycle. This did not happen in the recent decade. Virtually all capital flowed towards technology in


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

the late 1990s. As a result, real estate supply growth was relatively constrained and vacancies, by and large, have dropped dramatically and remain low by historic standards.

Granted, expectations of future rental growth rates have moderated in the face of the economic slowdown. However, company cash flows should continue to expand, albeit more slowly than previously expected. This is so because most market rates are continuing to increase at a modest pace and because most companies' in-place rents lag market levels due to the long duration of existing leases.

From a micro-economic perspective, the growth gap between the "hot" markets -- primarily in California and northeast U.S. -- and the rest of the country has narrowed. The technology bubble of the late 1990s was most pronounced in those regions. Much of the venture capital thrown at start-up companies was actually used to rent office space. As these companies implode, space returns to the market and rental rates decline. At this point, much of this process has already occurred.

Investment Activity

Since the Fund's inception, we have primarily emphasized local market exposure in our security selection. We have consistently weighted the portfolio towards companies with exposure to those local markets with the best supply/demand dynamics. In addition, we have tried to balance the portfolio with other investments that seemed to be mispriced by the market for identifiable and correctable reasons or that narrowed our tracking error with respect to the real estate benchmarks. This hybrid strategy has allowed the companies in the portfolio to experience superior aggregate growth while maintaining near market average valuations and dividend yields.

In the latter months of 2000, we began shifting the portfolio away from its over exposure to California, office properties and the development process in general. We replaced these exposures with more apartment and industrial investments on a national scale. We curtailed this repositioning in mid-December when the market began punishing the sectors that we were reducing.

More recently, we have been reducing or eliminating certain positions in a subset of the portfolio of smaller companies with higher dividend yields. These companies have benefited from a frenzy for yield that we believe was precipitated by interest rate cuts by the Federal Reserve. We have been replacing these investments with companies we perceive to be of higher quality that have been depressed by their economic sensitivity.

Overall, we have eliminated five holdings in the last six months of the fiscal year and initiated three new holdings. In addition, we sold BRE Properties, Inc. and Glenborough Realty Trust,


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

Inc. in order to reduce our California exposure. We also sold Post Properties, Inc. to reduce our exposure to apartment development in questionable markets, as well as Captec Net Lease Realty, Inc. and Entertainment Properties Trust because these shares appreciated to a point that we could not justify. We added Archstone Communities Trust, Host Marriott Corp. and iStar Financial, Inc. Archstone Communities Trust is a national owner of apartments which had been depressed by a pending sale of shares by a large investor. Host Marriott Corp. is the largest owner of Marriott hotels in the country. Weakness in business travel allowed us to invest in this quality owner of properties at a very favorable valuation. iStar Financial, Inc. is a very opportunistic owner of and lender to real estate. We think this company will be a major beneficiary of the scarcity of real estate capital today.

Market Outlook

We are quite optimistic about the near- and long-term prospects for investing in the real estate sector through public equities.

Real estate itself is well positioned due to its low vacancy rates, low levels of existing construction and long lease structures. We have made recent visits to distressed markets and talked with distressed managements both in and out of real estate. We see neither improvement nor deterioration in the near future. On a relative basis, this is positive for real estate.

By any measure, real estate equity securities appear attractive. They traded at low valuations relative to other sectors of the stock market. They historically had traded below estimates of the value of the properties they own. They have relatively high dividend yields.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

[PHOTO] John D. Carifa

[PHOTO] Daniel G. Pine

[PHOTO] David A. Kruth

Portfolio Managers, Daniel G. Pine and David A. Kruth, have over 36 years of combined investment experience.

We appreciate your continuing interest and investment in AllianceBernstein Real Estate Investment Fund. We look forward to reporting our progress to you in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman


/s/ Daniel G. Pine

Daniel G. Pine
Senior Vice President


/s/ David A. Kruth

David A. Kruth
Vice President


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND
GROWTH OF A $10,000 INVESTMENT
9/30/96* TO 5/31/01

 [THE FOLLOWING DATA WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

S&P 500 Stock Index:                                    $19,545
NAREIT Equity Index:                                    $14,962
AllianceBernstein Real Estate Investment Fund Class A:  $13,610

                    AllianceBernstein
                       Real Estate
                     Investment Fund    S&P 500 Stock Index   NAREIT Index
                    -----------------   -------------------   ------------

9/30/1996                $ 9,579              $10,000           $10,000
5/31/1997                $11,553              $12,508           $11,980
5/31/1998                $13,328              $16,342           $13,666
5/31/1999                $12,084              $19,780           $12,557
5/31/2000                $11,681              $21,850           $12,410
5/31/2001                $13,610              $19,545           $14,962

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Real Estate Investment Fund Class A shares (from 9/30/96 to 5/31/01) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index is a market-valued-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ.

The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

When comparing AllianceBernstein Real Estate Investment Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.

* Since the Fund's Class A share inception date of 9/30/96.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

                              [BAR CHART OMITTED]

                AllianceBernstein Real Estate Investment Fund --
                           Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                            AllianceBernstein        NAREIT Equity
                       Real Estate Investment Fund       Index
--------------------------------------------------------------------------------
   5/31/97*                       20.61%                19.80%
   5/31/98                        15.36%                14.07%
   5/31/99                        -9.33%                -8.11%
   5/31/00                        -3.34%                -1.17%
   5/31/01                        16.52%                20.56%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period.

The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index is a market-valued-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Fund.

* The return for the Fund and benchmark for the period ended 5/31/97 is from the Fund's inception date of 9/30/96 through 5/31/97.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 7

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
May 31, 2001 (unaudited)

INCEPTION DATES         PORTFOLIO STATISTICS
Class A Shares          Net Assets ($mil): $164.2
9/30/96                 Median Market Capitalization ($mil): $2,782
Class B Shares
9/30/96
Class C Shares
9/30/96

SECTOR/INDUSTRY BREAKDOWN
     24.0% Apartment
     19.9% Office
     10.7% Warehouse and Industrial
      9.3% Diversified
      8.9% Regional Malls
      7.4% Shopping Centers                     [PIE CHART OMITTED]
      5.6% Real Estate Development
           and Management
      4.6% Hotels and Restaurants
      4.4% Office - Industrial Mix
      3.0% Storage

      2.2% Short-Term

All data as of May 31, 2001. The Fund's sector/industry breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 2001

Class A Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                    1 Year              16.52%                    11.56%
           Since Inception*              7.81%                     6.82%

Class B Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                    1 Year              15.76%                    11.76%
           Since Inception*              7.06%                     7.06%

Class C Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                    1 Year              15.74%                    14.74%
           Since Inception*              7.08%                     7.08%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2001)

                                 Class A          Class B          Class C
--------------------------------------------------------------------------------
                    1 Year        13.08%            13.21%          16.30%
           Since Inception*        7.96%             8.19%           8.20%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with this class.

While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 35% of its total assets in mortgage-backed securities, which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception date for Classes A, B, and C: 9/30/96.


--------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 9

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
May 31, 2001 (unaudited)

                                                                Percent of
Company                                         Value           Net Assets
--------------------------------------------------------------------------------
Equity Office Properties Trust          $   9,912,071                 6.0%
--------------------------------------------------------------------------------
Vornado Realty Trust                        9,170,625                 5.6
--------------------------------------------------------------------------------
Boston Properties, Inc.                     8,677,888                 5.3
--------------------------------------------------------------------------------
Apartment Investment & Management Co.
   Cl. A                                    8,343,753                 5.1
--------------------------------------------------------------------------------
Spieker Properties, Inc.                    8,287,120                 5.1
--------------------------------------------------------------------------------
Equity Residential Properties Trust         8,009,945                 4.9
--------------------------------------------------------------------------------
Avalonbay Communities, Inc.                 6,314,779                 3.8
--------------------------------------------------------------------------------
Brookfield Properties Corp. (Canada)        5,972,497                 3.6
--------------------------------------------------------------------------------
CenterPoint Properties Corp.                5,448,000                 3.3
--------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.         5,424,240                 3.3
--------------------------------------------------------------------------------
                                        $  75,560,918                46.0%

MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 2001 (unaudited)

                                         ---------------------------------------
                                                         SHARES
                                         ---------------------------------------
Purchases                                  Bought              Holdings 5/31/01
--------------------------------------------------------------------------------
Archstone Communities Trust               197,800                       197,800
--------------------------------------------------------------------------------
Camden Property Trust                     109,800                       109,800
--------------------------------------------------------------------------------
CenterPoint Properties Corp.               46,700                       113,500
--------------------------------------------------------------------------------
Duke-Weeks Realty Corp.                    86,800                        86,800
--------------------------------------------------------------------------------
Gables Residential Trust                   33,700                       129,000
--------------------------------------------------------------------------------
General Growth Properties                  32,700                       112,500
--------------------------------------------------------------------------------
Glimcher Realty Trust                      72,400                        72,400
--------------------------------------------------------------------------------
Host Marriott Corp.                       212,800                       212,800
--------------------------------------------------------------------------------
iStar Financial, Inc.                      79,700                        79,700
--------------------------------------------------------------------------------
Spieker Properties, Inc.                    7,500                       145,900
--------------------------------------------------------------------------------

Sales                                        Sold              Holdings 5/31/01
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.      49,400                        58,700
--------------------------------------------------------------------------------
BRE Properties, Inc.                       73,900                            -0-
--------------------------------------------------------------------------------
Captec Net Lease Realty, Inc.             114,300                            -0-
--------------------------------------------------------------------------------
Cousins Properties, Inc.                  106,000                        76,100
--------------------------------------------------------------------------------
Entertainment Properties Trust            154,300                            -0-
--------------------------------------------------------------------------------
Equity Office Properties Trust             69,000                       340,621
--------------------------------------------------------------------------------
MeriStar Hospitality Corp.                 94,870                       106,200
--------------------------------------------------------------------------------
Mills Corp.                               124,600                        91,600
--------------------------------------------------------------------------------
Post Properties, Inc.                      48,100                            -0-
--------------------------------------------------------------------------------
Reckson Associates Realty Corp.            58,200                       228,400
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2001 (unaudited)

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-98.1%

Real Estate Investment Trusts-92.4%
Apartment-24.0%
Apartment Investment & Management Co. Cl.A..     181,900     $   8,343,753
Archstone Communities Trust.................     197,800         4,952,912
Avalonbay Communities, Inc. ................     136,300         6,314,779
Camden Property Trust.......................     109,800         3,777,120
Equity Residential Properties Trust.........     149,300         8,009,945
Essex Property Trust, Inc. .................      94,900         4,455,555
Gables Residential Trust....................     129,000         3,642,960
                                                             -------------
                                                                39,497,024
                                                             -------------
Diversified-9.3%
Cousins Properties, Inc. ...................      76,100         1,996,864
Duke-Weeks Realty Corp. ....................      86,800         2,027,648
iStar Financial, Inc. ......................      79,700         2,102,486
Vornado Realty Trust........................     244,550         9,170,625
                                                             -------------
                                                                15,297,623
                                                             -------------
Hotels & Restaurants-4.6%
Hospitality Properties Trust................      89,300         2,433,425
Host Marriott Corp. ........................     212,800         2,753,632
MeriStar Hospitality Corp. .................     106,200         2,426,670
                                                             -------------
                                                                 7,613,727
                                                             -------------
Office-20.0%
Alexandria Real Estate Equities, Inc. ......      58,700         2,137,267
Boston Properties, Inc. ....................     217,600         8,677,888
Equity Office Properties Trust..............     340,621         9,912,071
SL Green Realty Corp. ......................     135,500         3,827,875
Spieker Properties, Inc. ...................     145,900         8,287,120
                                                             -------------
                                                                32,842,221
                                                             -------------
Office-Industrial Mix-4.4%
Mission West Properties, Inc. ..............     164,700         2,289,330
Reckson Associates Realty Corp. ............     228,400         4,956,280
                                                             -------------
                                                                 7,245,610
                                                             -------------
Regional Malls-9.0%
General Growth Properties, Inc. ............     112,500         4,243,500
Glimcher Realty Trust.......................      72,400         1,199,668
Macerich Co. ...............................     161,200         3,768,856
Mills Corp. ................................      91,600         2,020,696
Simon Property Group, Inc. .................     128,450         3,483,564
                                                             -------------
                                                                14,716,284
                                                             -------------
Shopping Centers-7.4%
Federal Realty Investment Trust.............      83,800         1,747,230
Kimco Realty Corp. .........................     116,500         4,978,045
Pan Pacific Retail Properties, Inc. ........     232,800         5,424,240
                                                             -------------
                                                                12,149,515
                                                             -------------


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                               Shares or
                                               Principal
                                                  Amount
Company                                            (000)      U.S. $ Value
--------------------------------------------------------------------------------

Storage-3.0%
Public Storage, Inc. .......................     178,000     $   4,916,360
                                                             -------------

Warehouse & Industrial-10.7%
AMB Property Corp. .........................     137,500         3,396,250
Cabot Industrial Trust......................     175,200         3,390,120
CenterPoint Properties Corp. ...............     113,500         5,448,000
ProLogis Trust..............................     250,500         5,360,700
                                                             -------------
                                                                17,595,070
                                                             -------------
Total Real Estate Investment Trusts.........                   151,873,434
                                                             -------------

Real Estate Development &
   Management-5.7%
Brookfield Properties Corp. (Canada)........     336,100         5,972,497
Catellus Development Corp.(a)...............     194,900         3,313,300
                                                             -------------
Total Real Estate Development &
   Management ..............................                     9,285,797
                                                             -------------

Technology-0.0%
Internet-0.0%
VelocityHSI, Inc (a)........................      12,000               960
                                                             -------------

Total Common Stocks
   (cost $141,187,259)......................                   161,160,191
                                                             -------------

SHORT-TERM INVESTMENT-2.2%
Time Deposit-2.2%
Bank of New York
   3.75%, 6/01/01
   (amortized cost $3,651,000)..............      $3,651         3,651,000
                                                             -------------
Total Investments-100.3%
   (cost $144,838,259)......................                   164,811,191
Other assets less liabilities-(0.3)%........                      (574,747)
                                                             -------------
Net Assets-100%.............................                 $ 164,236,444
                                                             =============

(a) Non-income producing security.

    See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2001 (unaudited)

Assets
Investments in securities, at value (cost $144,838,259)...        $ 164,811,191
Receivable for investment securities sold.................            5,243,898
Receivable for capital stock sold.........................              640,608
Dividends and interest receivable.........................              322,119
Deferred organizational expenses..........................               20,182
                                                                  -------------
Total assets..............................................          171,037,998
                                                                  -------------
Liabilities
Payable for investment securities purchased...............            5,535,400
Payable for capital stock redeemed........................              727,590
Distrubution fee payable..................................              125,219
Advisory fee..............................................              123,353
Accrued expenses..........................................              289,992
                                                                  -------------
Total liabilities.........................................            6,801,554
                                                                  -------------
Net Assets................................................        $ 164,236,444
                                                                  =============
Composition of Net Assets
Capital stock, at par.....................................        $     146,798
Additional paid-in capital................................          244,915,092
Distribution in excess of net investment income...........             (273,491)
Accumulated net realized loss on investments..............         (100,524,887)
Net unrealized appreciation of investments................           19,972,932
                                                                  -------------
                                                                  $ 164,236,444
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($21,525,124/1,921,345 shares of capital stock
   issued and outstanding)................................               $11.20
Sales charge--4.25% of public offering price..............                  .50
                                                                         ------
Maximum offering price....................................               $11.70
                                                                         ======
Class B Shares
Net asset value and offering price per share
   ($105,704,599/9,452,411 of capital stock
   issued and outstanding)................................               $11.18
                                                                         ======
Class C Shares
Net asset value and offering price per share
   ($34,965,098/3,123,847 of capital stock
   issued and outstanding)................................               $11.19
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($2,041,623/182,233 shares of capital stock
   issued and outstanding)................................               $11.20
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 13

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2001 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $6,436).................. $     5,058,622
Interest................................         107,291        $     5,165,913
                                         ---------------
Expenses
Advisory fee............................         744,866
Distribution fee - Class A..............          33,710
Distribution fee - Class B..............         535,479
Distribution fee - Class C..............         169,960
Transfer agency.........................         189,631
Administrative..........................          65,000
Custodian...............................          52,896
Printing................................          49,977
Audit and legal.........................          38,848
Amortization of organization expenses...          30,394
Registration............................          17,406
Directors' fees.........................          17,000
Miscellaneous...........................          10,893
                                         ---------------
Total expenses..........................                              1,956,060
                                                                ---------------
Net investment income...................                              3,209,853
                                                                ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment
   transactions.........................                             (1,578,743)
Net change in unrealized appreciation/
   depreciation of investments..........                              9,428,166
                                                                ---------------
Net gain on investment transactions.....                              7,849,423
                                                                ---------------
Net Increase in Net Assets from
   Operations...........................                        $    11,059,276
                                                                ===============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                    Six Months Ended       September 1, 2000         Year Ended
                                      May 31, 2001                to                 August 31,
                                       (unaudited)         November 30, 2000*           2000
                                    ================       =================       =============
Increase (Decrease) in Net Assets
from Operations
Net investment income............   $   3,209,853          $   1,430,779           $   7,296,503
Net realized loss on investment
  transactions...................      (1,578,743)            (3,984,821)            (42,596,250)
Net change in unrealized
  appreciation/depreciation of
  investments....................       9,428,166              2,162,308              49,993,449
                                    -------------          -------------           -------------
Net increase (decrease) in net
  assets from operations.........      11,059,276               (391,734)             14,693,702
Dividends and Distributions to
  Shareholders from:
Net investment income
  Class A........................        (510,886)              (209,030)             (1,105,669)
  Class B........................      (2,223,233)              (923,798)             (4,786,611)
  Class C........................        (697,295)              (278,723)             (1,342,628)
  Advisor Class..................         (51,930)               (19,228)                (84,704)
Tax return of capital
  Class A........................              -0-               (99,250)               (484,168)
  Class B........................              -0-              (438,631)             (2,096,035)
  Class C........................              -0-              (132,340)               (587,931)
  Advisor Class..................              -0-                (9,132)                (37,091)
Capital Stock Transactions
Net decrease.....................      (8,379,381)            (4,380,556)            (83,296,048)
                                    -------------          -------------           -------------
Total decrease...................        (803,449)            (6,882,422)            (79,127,183)
Net Assets
Beginning of period..............     165,039,893            171,922,315             251,049,498
                                    -------------          -------------           -------------
End of period....................   $ 164,236,444          $ 165,039,893           $ 171,922,315
                                    =============          =============           =============

*  The Fund changed its fiscal year end from August 31 to November 30.

   See notes to financial statements.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2001 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Real Estate Investment Fund, Inc. (the "Fund") was incorporated in the state of Maryland on July 15, 1996 as a diversified, open-end management investment company. Prior to February 28, 2001, the Fund was known as the Alliance Real Estate Investment Fund, Inc. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices of that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign exchange gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and forward currency exchange contracts, holding of foreign currencies, exchange gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization Expenses

Organization costs of $304,750 have been deferred and are being amortized on a straight-line basis through October 2001.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the period. Actual results could differ from those estimates.

Significant estimates may include the classification of distributions received by the Fund from the issuers of the Fund's portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions cannot be determined until reported to the Fund by the issuers of the Fund's portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Fund will not affect the net assets of the Fund. The reclassification of distributions re-


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

ceived by the Fund may require the Fund to reclassify a portion of its distributions to Fund shareholders.

7. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares (Advisor Class shares have no distribution fees).

8. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

9. Change of Year End

The Fund changed its fiscal year end from August 31 to November 30. Accordingly, the statement of changes in net assets and financial highlights reflect the period from September 1 to November 30, 2000.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") a monthly fee equal to the annualized rate of .90 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $65,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2001.

The Fund compensates Alliance Global Investor Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $97,167 for the six months ended May 31, 2001.

For the six months ended May 31, 2001, the Fund's expenses were reduced by $3,028 under an expense offset arrangement with Alliance Global Investor Services, Inc.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $11,193 from Class A shares and $115,208 and $1,425 in contingent deferred sales charges


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended May 31, 2001.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2001, amounted to $113,116. For the six months ended May 31, 2001, no brokerage commission was paid to Sanford C. Bernstein Co., LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $11,486,303 and $1,191,759, for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities, (excluding short-term investments and U.S. government or government agency obligations) aggregated $26,849,410 and $35,251,958, respectively, for the six months ended May 31, 2001. There were no purchases or sales of U.S. government or government agency obligations for the six months ended May 31, 2001.

At May 31, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $21,579,088 and gross unrealized depreciation of investments was $1,606,156 resulting in net unrealized appreciation of $19,972,932 (excluding foreign currency transactions).

At November 30, 2000, the Fund had a capital loss carryforward of $98,170,526, of which $9,807,830 expires in the year 2006, $48,419,826 expires in year 2007 and $39,942,870 expires in the year 2008.

NOTE E

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Advisor Class shares. Each consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                              -------------------------------------------------------
                                                       Shares
                              -------------------------------------------------------
                               Six Months Ended   September 1, 2000        Year Ended
                                   May 31, 2001         to November        August 31,
                                    (unaudited)           30, 2000*              2000
                              -------------------------------------------------------
Class A
Shares sold                             762,441             348,521         1,055,711
-------------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions         30,858              23,041           127,971
-------------------------------------------------------------------------------------
Shares converted from Class B             9,468               1,657            25,055
-------------------------------------------------------------------------------------
Shares redeemed                        (838,398)           (463,598)       (2,625,081)
-------------------------------------------------------------------------------------
Net decrease                            (35,631)            (90,379)       (1,416,344)
=====================================================================================

Class B
Shares sold                             746,136             298,491         1,590,510
-------------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions         97,862              89,592           474,290
-------------------------------------------------------------------------------------
Shares converted to Class A              (9,478)             (1,659)          (25,094)
-------------------------------------------------------------------------------------
Shares redeemed                      (1,558,596)           (686,450)       (8,161,491)
-------------------------------------------------------------------------------------
Net decrease                           (724,076)           (300,026)       (6,121,785)
=====================================================================================

Class C
Shares sold                             476,513             138,353           890,757
-------------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions         26,241              30,536           133,101
-------------------------------------------------------------------------------------
Shares redeemed                        (508,669)           (193,797)       (2,267,322)
-------------------------------------------------------------------------------------
Net decrease                             (5,915)            (24,908)       (1,243,464)
=====================================================================================

Advisor Class
Shares sold                               5,368               3,063            87,009
-------------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions          2,582               1,578             8,437
-------------------------------------------------------------------------------------
Shares redeemed                          (5,447)             (3,715)         (139,180)
-------------------------------------------------------------------------------------
Net increase (decrease)                   2,503                 926           (43,734)
=====================================================================================

* The Fund changed its fiscal year end from August 31 to November 30.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                               ------------------------------------------------------------
                                                         Amounts
                               ------------------------------------------------------------
                               Six Months Ended     September 1, 2000            Year Ended
                                   May 31, 2001           to November            August 31,
                                    (unaudited)              30, 2000*                 2000
                               ------------------------------------------------------------
Class A
Shares sold                        $  8,320,607          $  3,709,823          $ 10,680,730
-------------------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions        336,578               255,059             1,204,604
-------------------------------------------------------------------------------------------
Shares converted from Class B           105,064                17,505               238,723
-------------------------------------------------------------------------------------------
Shares redeemed                      (9,189,497)           (4,907,131)          (25,309,624)
-------------------------------------------------------------------------------------------
Net decrease                       $   (427,248)         $   (924,744)         $(13,185,567)
===========================================================================================

Class B
Shares sold                        $  8,156,833          $  3,190,263          $ 15,455,939
-------------------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions      1,066,292               991,779             4,486,265
-------------------------------------------------------------------------------------------
Shares converted to Class A            (105,064)              (17,505)             (238,723)
-------------------------------------------------------------------------------------------
Shares redeemed                     (17,006,949)           (7,366,650)          (77,589,850)
-------------------------------------------------------------------------------------------
Net decrease                       $ (7,888,888)         $ (3,202,113)         $(57,886,369)
===========================================================================================

Class C
Shares sold                        $  5,181,507          $  1,472,488          $  8,614,390
-------------------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions        285,963               338,340             1,264,684
-------------------------------------------------------------------------------------------
Shares redeemed                      (5,557,876)           (2,075,903)          (21,686,055)
-------------------------------------------------------------------------------------------
Net decrease                       $    (90,406)         $   (265,075)         $(11,806,981)
===========================================================================================

Advisor Class
Shares sold                        $     58,676          $     32,977          $    837,038
-------------------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions         28,122                17,487                79,555
-------------------------------------------------------------------------------------------
Shares redeemed                         (59,637)              (39,088)           (1,333,724)
-------------------------------------------------------------------------------------------
Net increase (decrease)            $     27,161          $    (11,376)         $   (417,131)
===========================================================================================

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2001.

* The Fund changed its fiscal year end from August 31 to November 30.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------
                                                                          Class A
                                 --------------------------------------------------------------------------------------------
                                                  September 1,                                                      September
                                  Six Months              2000                                                    30, 1996(a)
                                       Ended                to                                                             to
                                     May 31,          November                    Year Ended August 31,                August
                                        2001               30,        ----------------------------------------            31,
                                 (unaudited)              2000*             2000           1999           1998           1997
                                 --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $10.70            $10.85            $10.19         $10.47         $12.80         $10.00
                                 --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ......          .24               .13               .37            .46            .52            .30
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................          .52              (.13)              .89           (.06)         (2.33)          2.88
                                 --------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................          .76                -0-             1.26            .40          (1.81)          3.18
                                 --------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........         (.26)             (.10)             (.42)          (.46)          (.51)          (.30)
Distributions in excess of net
  investment income ...........           -0-               -0-               -0-          (.10)            -0-            -0-
Distributions from net realized
  gains on investments ........           -0-               -0-               -0-          (.10)          (.01)            -0-
Tax return of capital .........           -0-             (.05)             (.18)          (.02)            -0-          (.08)
                                 --------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............         (.26)             (.15)             (.60)          (.68)          (.52)          (.38)
                                 --------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............       $11.20            $10.70            $10.85         $10.19         $10.47         $12.80
                                 ============================================================================================
Total Return
Total investment return based
  on net asset value(c) .......         7.18%             (.05)%           13.46%          3.86%        (14.90)%        32.24%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............      $21,525           $20,942           $22,221        $35,299        $51,214        $37,638
Ratio to average net assets of:
  Expenses net of waivers/
    reimbursements ............         1.76%(d)          1.87%(d)          1.71%          1.58%          1.55%          1.77%(d)(e)
  Expenses before waivers/
    reimbursements ............         1.76%(d)          1.87%(d)          1.71%          1.58%          1.55%          1.79%(d)
  Net investment income .......         4.39%(d)          4.98%(d)          3.81%          4.57%          3.87%          2.73%(d)
Portfolio turnover rate .......           17%                6%               26%            29%            23%            20%

See footnote summary on page 26.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------
                                                                          Class B
                                 --------------------------------------------------------------------------------------------
                                                  September 1,                                                      September
                                  Six Months              2000                                                    30, 1996(a)
                                       Ended                to                                                             to
                                     May 31,          November                    Year Ended August 31,                August
                                        2001               30,        ----------------------------------------            31,
                                 (unaudited)              2000*             2000           1999           1998           1997
                                 --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $10.68            $10.84            $10.17         $10.44         $12.79         $10.00
                                 --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ......          .21               .11               .30            .38            .42            .23
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................          .51              (.14)              .89           (.05)         (2.33)          2.89
                                 --------------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations ..................          .72              (.03)             1.19            .33          (1.91)          3.12
                                 --------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........         (.22)             (.09)             (.36)          (.38)          (.43)          (.24)
Distributions in excess of net
  investment income ...........           -0-               -0-               -0-          (.10)            -0-            -0-
Distributions from net realized
  gains on investments ........           -0-               -0-               -0-          (.10)          (.01)            -0-
Tax return of capital .........           -0-             (.04)             (.16)          (.02)            -0-          (.09)
                                 --------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............         (.22)             (.13)             (.52)          (.60)          (.44)          (.33)
                                 --------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............       $11.18            $10.68            $10.84         $10.17         $10.44         $12.79
                                  ===========================================================================================
Total Return
Total investment return based
  on net asset value(c)  ......         6.84%             (.31)%           12.68%          3.20%        (15.56)%        31.49%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............     $105,705          $108,711          $113,542       $168,741       $268,856       $186,802
Ratio to average net assets of:
  Expenses net of waivers/
    reimbursements ............         2.47%(d)          2.57%(d)          2.41%          2.31%          2.26%          2.44%(d)(e)
  Expenses before waivers/
    reimbursements ............         2.47%(d)          2.57%(d)          2.41%          2.31%          2.26%          2.45%(d)
  Net investment income .......         3.79%(d)          4.22%(d)          3.13%          3.82%          3.16%          2.08%(d)
Portfolio turnover rate .......           17%                6%               26%            29%            23%            20%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------
                                                                          Class C
                                 --------------------------------------------------------------------------------------------
                                                  September 1,                                                      September
                                  Six Months              2000                                                    30, 1996(a)
                                       Ended                to                                                             to
                                     May 31,          November                    Year Ended August 31,                August
                                        2001               30,        ----------------------------------------            31,
                                 (unaudited)              2000*             2000           1999           1998           1997
                                 --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $10.69            $10.85            $10.17         $10.44         $12.79         $10.00
                                 --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ......          .21               .11               .29            .38            .42            .23
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................          .51              (.14)              .91           (.05)         (2.33)          2.89
                                 --------------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations .............          .72              (.03)             1.20            .33          (1.91)          3.12
                                 --------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........         (.22)             (.09)             (.36)          (.38)          (.43)          (.25)
Distributions in excess of net
  investment income ...........           -0-               -0-               -0-          (.10)            -0-            -0-
Distributions from net realized
  gains on investments ........           -0-               -0-               -0-          (.10)          (.01)            -0-
Tax return of capital .........           -0-             (.04)             (.16)          (.02)            -0-          (.08)
                                 --------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............         (.22)             (.13)             (.52)          (.60)          (.44)          (.33)
                                 --------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............       $11.19            $10.69            $10.85         $10.17         $10.44         $12.79
                                  ===========================================================================================
Total Return
Total investment return based
  on net asset value(c)  ......         6.84%             (.31)%           12.78%          3.20%        (15.56)%        31.49%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............      $34,965           $33,463           $34,217        $44,739        $69,575        $42,719
Ratio to average net assets of:
  Expenses net of waivers/
    reimbursements ............         2.47%(d)          2.58%(d)          2.40%          2.30%          2.26%          2.43%(d)(e)
  Expenses before waivers/
    reimbursements ............         2.47%(d)          2.58%(d)          2.40%          2.30%          2.26%          2.45%(d)
  Net investment income .......         3.78%(d)          4.21%(d)          3.02%          3.77%          3.15%          2.06%(d)
Portfolio turnover rate .......           17%                6%               26%            29%            23%            20%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------
                                                                       Advisor Class
                                 --------------------------------------------------------------------------------------------
                                                  September 1,                                                      September
                                  Six Months              2000                                                    30, 1996(a)
                                       Ended                to                                                             to
                                     May 31,          November                    Year Ended August 31,                August
                                        2001               30,        ----------------------------------------            31,
                                 (unaudited)              2000*             2000           1999           1998           1997
                                 --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $10.71            $10.87            $10.20         $10.48         $12.82         $10.00
                                 --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ......          .26               .14               .38            .48            .55            .35
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................          .52              (.14)              .92           (.05)         (2.34)          2.88
                                 --------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................          .78                -0-             1.30            .43          (1.79)          3.23
                                 --------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........         (.29)             (.11)             (.44)          (.48)          (.54)          (.38)
Distributions in excess of net
  investment income ...........           -0-               -0-               -0-          (.11)            -0-            -0-
Distributions from net realized
  gains on investments ........           -0-               -0-               -0-          (.10)          (.01)            -0-
Tax return of capital .........           -0-             (.05)             (.19)          (.02)            -0-          (.03)
                                 --------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............         (.29)             (.16)             (.63)          (.71)          (.55)          (.41)
                                 --------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............       $11.20            $10.71            $10.87         $10.20         $10.48         $12.82
                                  ===========================================================================================
Total Return
Total investment return based
  on net asset value(c)  ......         7.38%             (.07)%           13.94%          4.18%        (14.74)%        32.72%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $2,042            $1,925            $1,943         $2,270         $2,899         $2,313
Ratio to average net assets of:
  Expenses net of waivers/
    reimbursements ............         1.46%(d)          1.58%(d)          1.40%          1.30%          1.25%          1.45%(d)(e)
  Expenses before waivers/
    reimbursements ............         1.46%(d)          1.58%(d)          1.40%          1.30%          1.25%          1.47%(d)
  Net investment income .......         4.78%(d)          5.21%(d)          3.83%          4.75%          4.08%          3.07%(d)
Portfolio turnover rate .......           17%                6%               26%            29%            23%            20%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d) Annualized.

(e) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the year ended August 31, 1997, the ratios of expenses net of waivers/reimbursements were 1.77%, 2.43%, 2.42% and 1.44% for Class A, B, C and Advisor Class shares, respectively.

* The Fund changed its fiscal year end from August 31 to November 30.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

NYSE

The New York Stock Exchange.

real estate investment trust (REIT)

A security which invests only in real estate and mortgage-backed securities.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.

valuation

The process of determining the value of an asset or company.

yield

The rate of return on an asset, usually referring to dividend or interest payments, expressed as a percentage of current market price.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 27

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $433 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 56 of the FORTUNE 100 companies and public retirement funds in 36 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 620 investment professionals in 35 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/01.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o  Low Minimum Investments

   You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o  Automatic Reinvestment

   You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o  Automatic Investment Program

   Build your investment account by having money automatically transferred from your bank account on a regular basis.

o  Dividend Direction Plans

   You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o  Auto Exchange

   You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o  Systematic Withdrawals

   Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o  E-Statements

   Sign up to view your quarterly account statement on-line, rather than wait to receive paper copies in the mail--it's easy, convenient and saves you time and storage space.

o  A Choice of Purchase Plans

   Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o  Telephone Transaction

   Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o  Alliance Answer: 24-Hour Information

   For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o  The Alliance Advance

   A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, including daily pricing, make additional investments, exchange between Alliance funds and view fund performance.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 29

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Howard E. Hassler(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Daniel G. Pine, Senior Vice President
Thomas Bardong, Vice President
David A. Kruth, Vice President
Edmund P. Bergan Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND

AllianceBernstein Real Estate Investment Fund

1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ACBVIREITSR501